Principal Funds, Inc.
Supplement dated April 17, 2018
to the Statement of Additional Information dated December 31, 2017
(as supplemented January 30, 2018 and March 16, 2018)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS
Delete the second to the last sentence in the first paragraph and replace with the following:
The Board is currently composed of twelve members, nine of whom are Independent Directors.
Independent Directors
Add the following paragraph to the alphabetical list of Independent Directors:
Mary M. (“Meg”) VanDeWeghe. Ms. VanDeWeghe has served as a Director of PFI and PVC and as a Trustee of the Trust since 2018. She is CEO and President of Forte Consulting, Inc., a management and financial consulting firm, and was previously employed as a Finance Professor at Georgetown University from 2009-2016, Senior Vice President - Finance at Lockheed Martin Corporation from 2006-2009, a Finance Professor at the University of Maryland from 1996-2006, and in various positions at J.P. Morgan from 1983-1996. Ms. VanDeWeghe served as a director of Brown Advisory from 2003-2018, B/E Aerospace from 2014-2017, WP Carey from 2014-2017, and Nalco (and its successor Ecolab) from 2009-2014. Through her education and employment experience, and her experience as a director, she is experienced with financial, investment and regulatory matters.
Management Information
Add the following row to the Independent Directors table in alphabetical order:

Name, Address and Year of Birth	Position(s) Held with Fund	Length of Time Served as Director	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Mary M. (“Meg”) VanDeWeghe 711 High Street Des Moines, IA 50392 1959	Director Member Operations Committee	Since 2018	CEO and President, Forte Consulting, Inc. (financial and management consulting)	135	Brown Advisory (2003-2018) B/E Aerospace (2014-2017) WP Carey (2014-2017) Nalco (and its successor Ecolab) (2009-2014)

Add the following column to the Independent Directors (not Considered to be “Interested Persons”) table in alphabetical order:

Fund	VanDeWeghe*
Blue Chip	A
Preferred Securities	A
Total Fund Complex	D
* Director’s appointment effective April 13, 2018.
Add the following row to the Compensation table on page 44 in alphabetical order:

Director	Funds in this SAI*	Fund Complex
Mary M. (“Meg”) VanDeWeghe*	$0	$0
* Director’s appointment effective April 13, 2018.

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